Average Annual Total Returns		12 Months Ended	14 Months Ended
	Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024
GMO U.S. Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.12%	25.34%
Performance Inception Date	Nov. 13, 2023
GMO U.S. Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.89%	25.09%
GMO U.S. Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.66%	19.37%
S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	30.75%